Schedule of Roll Forward of Foreclosed Assets (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	[1]	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Foreclosed Assets
Beginning balance				$ 4,449					$ 4,916	$ 4,449	$ 4,916
Additions from loans										791	2,118
Additions for construction/development										818	1,410
Sale proceeds										(3,418)	(3,697)
Loss on foreclosure										(47)	(54)
Loss on sale of foreclosed assets										(92)	(102)
Gain on foreclosure	$ (67)				$ (52)					67	52
Gain on sale										166	160
Impairment loss on foreclosed assets				$ 10	241	$ 4	$ 91		$ 109	(10)	(290)
Impairment loss on foreclosed assets due to COVID-19											(64)
Ending balance	$ 2,724				$ 4,449					$ 2,724	$ 4,449

[1]	During the quarter ended June 30, 2020, net interest income after loan loss provision was reduced due to COVID-19 by $1,492. In addition, the Company wrote off $469 of interest income directly related to COVID-19. During the quarter ended June 30, 2020, impairment loss on foreclosed assets of $91 was due to the impact of COVID-19.